Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 26,519,000	$ 15,264,000
Short term investments	285,855,000	151,866,000
Client funds on deposit	23,639,000	78,163,000
Accounts receivable	125,405,000	97,119,000
Project advances	5,693,000	3,199,000
Recoverable taxes	5,672,000	3,152,000
Other current assets	6,853,000	3,559,000
Current assets	479,636,000	352,322,000
Non-current assets
Accounts receivable	6,254,000	10,996,000
Deferred tax assets	1,749,000	3,446,000
Project advances	947,000	736,000
Other non-current assets	1,948,000	3,227,000
Long-term investments	35,257,000	18,278,000
Derivative financial instruments - Assets	6,322,000	0
Investments in associates	7,977,000	0
Property and equipment	24,627,000	13,408,000
Intangible assets	411,521,000	358,908,000
Non-current assets	496,602,000	408,999,000
Total assets	976,238,000	761,321,000
Current liabilities
Client funds payable	23,639,000	78,163,000
Consideration payable on acquisition	33,187,000	16,437,000
Personnel and related taxes payable	27,076,000	37,764,000
Taxes payable	878,000	3,889,000
Derivative financial instruments	1,053,000	0
Commitment subject to possible redemption	234,145,000	0
Carried interest allocation	10,370,000	11,582,000
Other current liabilities	7,652,000	8,391,000
Current liabilities	338,000,000	156,226,000
Non-current liabilities
Consideration payable on acquisition	33,414,000	27,812,000
Personnel liabilities	1,724,000	5,252,000
Carried interest allocation	2,080,000	0
Gross obligation under put option	73,428,000	0
Other non-current liabilities	14,134,000	7,746,000
Non-current liabilities	124,780,000	40,810,000
Total liabilities	462,780,000	197,036,000
Equity
Capital	15,000	15,000
Additional paid-in capital	485,180,000	485,180,000
Other reserves	1,495,000	764,000
Retained earnings	77,576,000	87,948,000
Cumulative translation adjustment	(11,478,000)	(9,622,000)
Equity attributable to the owners of the Company	552,788,000	564,285,000
Non-controlling interests	(39,330,000)	0
Equity	513,458,000	564,285,000
Total liabilities and equity	$ 976,238,000	$ 761,321,000